Transfers of Financial Assets	12 Months Ended
Dec. 31, 2011
Transfers of Financial Assets [Abstract]
Transfers of Financial Assets

Note 9. Transfers of Financial Assets

As discussed in Note 2, the Company adopted ASU 2009-16 and ASU 2009 -17 on January 1, 2010. As a result, the Company concluded it has variable interests in the entities associated with its five outstanding securitization transactions. As these securitizations consist of similar, homogenous loans, they have been aggregated for disclosure purposes. The Company applied the variable interest model and determined it is the primary beneficiary of these VIEs. In making this determination, the Company evaluated the activities that significantly impact the economics of the VIEs, including the management of the securitized notes receivable and any related non-performing loans. The Company also evaluated its retention of the residual economic interests in the related VIEs. The Company is the servicer of the securitized mortgage receivables. The Company also has the option, subject to certain limitations, to repurchase or replace VOI notes receivable, that are in default, at their outstanding principal amounts. Such activity totaled $31 million and $38 million during 2011 and 2010, respectively. The Company has been able to resell the VOIs underlying the VOI notes repurchased or replaced under these provisions without incurring significant losses. The Company holds the risk of potential loss (or gain) as the last to be paid out by proceeds of the VIEs under the terms of the agreements. As such, the Company holds both the power to direct the activities of the VIEs and obligation to absorb the losses (or benefits) from the VIEs.

The securitization agreements are without recourse to the Company, except for breaches of representations and warranties. Based on the right of the Company to fund defaults at its option, subject to certain limitations, it intends to do so until the debt is extinguished to maintain the credit rating of the underlying notes.

Upon transfer of vacation ownership notes receivable to the VIEs, the receivables and certain cash flows derived from them become restricted for use in meeting obligations to the VIE creditors. The VIEs utilize trusts which have ownership of cash balances that also have restrictions, the amounts of which are reported in restricted cash. The Company’s interests in trust assets are subordinate to the interests of third-party investors and, as such, may not be realized by the Company if needed to absorb deficiencies in cash flows that are allocated to the investors in the trusts’ debt (see Note 16). The Company is contractually obligated to receive the excess cash flows (spread between the collections on the notes and third party obligations defined in the securitization agreements) from the VIEs. Such activity totaled $44 million and $43 million during 2011 and 2010, respectively, and is classified in cash and cash equivalents.

During the year ended December 31, 2011, the Company completed the 2011 securitization of approximately $210 million of vacation ownership notes receivable. The securitization transaction did not qualify as a sale for accounting purposes and, accordingly, no gain or loss was recognized. Of the $210 million securitized in the 2011-A transaction, $200 million was previously unsecuritized and approximately $10 million had previously been securitized in the 2003 securitization which was terminated in connection with the 2011 securitization. The 2003 securitization was terminated, including pay-down of all outstanding principal and interest due. The net cash proceeds from the securitization, after termination of the 2003 securitization and associated deal costs, were approximately $177 million.

During the year ended December 31, 2010, the Company completed the 2010 securitization of approximately $300 million of vacation ownership notes receivable. The securitization transaction did not qualify as a sale for accounting purposes and, accordingly, no gain or loss was recognized. Approximately $93 million of proceeds from this transaction were used to terminate the securitization completed in June 2009 by repaying the outstanding principal and interest on the securitized debt. In connection with the termination, a charge of $5 million was recorded to interest expense, relating to the settlement of a balance guarantee interest rate swap and the write-off of deferred financing costs. The net cash proceeds from the securitization after termination of the 2009 securitization and associated deal costs were approximately $180 million.

See Note 10 for disclosures and amounts related to the securitized vacation ownership notes receivable consolidated on the Company’s balance sheets as of December 31, 2011 and 2010.

Prior to the adoption of ASU 2009-16 and 2009-17, the Company completed securitizations of its VOI notes receivables, which qualified for sales treatment. Retained Interests cash flows were limited to the cash available from the related VOI notes receivable, after servicing and other related fees, absorbing 100% of any credit losses on the related VOI notes receivable and QSPE fixed rate interest expense. The Company’s replacement of the defaulted VOI notes receivable under the securitization agreements with new VOI notes receivable resulted in net gains of approximately $3 million during 2009, which are included in vacation ownership and residential sales and services in the Company’s consolidated statements of income.

In June 2009, the Company securitized approximately $181 million of VOI notes receivable (the “2009-A Securitization”) resulting in cash proceeds of approximately $125 million. The Company retained $44 million of interests in the QSPE, which included $43 million of notes the Company effectively owned after the transfer and $1 million related to the interest only strip. The related loss on the 2009-A Securitization of $2 million was included in vacation ownership and residential sales and services in the Company’s consolidated statements of income.

In December 2009, the Company securitized approximately $200 million of VOI notes receivable (the “2009-B Securitization”) resulting in cash proceeds of approximately $166 million. The Company retained $31 million of interests in the QSPE, which included $22 million of notes the Company effectively owned after the transfer and $9 million related to the interest only strip. The related gain on the 2009-B Securitization of $19 million is included in vacation ownership and residential sales and services in the Company’s consolidated statements of income.

In December 2009, the Company entered into an amendment with the third-party beneficial interest owner regarding the notes issued in the 2009-A Securitization (the 2009-A Amendment). The amendment to the terms included a reduction of the coupon rate and an increase in the effective advance rate. As the increase in the advance rate produced additional cash proceeds of $9 million, this resulted effectively in additional loans sold to the QSPE from the original over collateralization. The related gain on the 2009-A Amendment of $4 million was included in vacation ownership and residential sales and services in the Company’s consolidated statements of income.